Expense Example - Federated Hermes Short-Intermediate Total Return Bond Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	SS 1 Year	SS 3 Years	SS 5 Years	SS 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	172	325	491	974	49	154	269	604	76	237	411	918	44	138	241	542